Annual Total Returns[BarChart] - ProShares UltraShort Oil and Gas - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(41.08%)	(31.79%)	(17.93%)	(41.46%)	8.44%	34.57%	(47.89%)	(1.02%)	35.65%	(23.29%)